Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES		€ (11,895)	€ 7,386
Profit/(loss) for the period		5,809	5,541
Adjustments made to obtain the cash flows from operating activities		13,720	11,307
Depreciation and amortisation cost		1,606	1,442
Other adjustments		12,114	9,865
Net increase/(decrease) in operating assets		45,762	90,128
Financial assets held-for-trading		23,291	36,879
Non-trading financial assets mandatorily at fair value through profit or loss		120	226
Financial assets at fair value through profit or loss		647	(5,133)
Financial assets at fair value through other comprehensive income		(1,819)	(15,752)
Financial assets at amortised cost		26,151	65,608
Other operating assets		(2,628)	8,300
Net increase/(decrease) in operating liabilities		15,842	83,182
Financial liabilities held-for-trading		16,830	29,376
Financial liabilities designated at fair value through profit or loss (*)	[1]	(4,202)	11,212
Financial liabilities at amortised cost		4,132	41,445
Other operating liabilities (*)	[1]	(918)	1,149
Income tax recovered/(paid)		(1,504)	(2,516)
CASH FLOWS FROM INVESTING ACTIVITIES		(2,498)	(1,652)
Payments		6,832	6,016
Tangible assets		4,705	4,387
Intangible assets		954	676
Investments		25	109
Subsidiaries and other business units		1,148	844
Non-current assets held for sale and associated liabilities		0	0
Other payments related to investing activities		0	0
Proceeds		4,334	4,364
Tangible assets		2,737	2,961
Intangible assets		0	0
Investments		374	138
Subsidiaries and other business units		838	729
Non-current assets held for sale and associated liabilities		385	536
Other proceeds related to investing activities		0	0
CASH FLOWS FROM FINANCING ACTIVITIES		(2,358)	(7,123)
Payments		4,623	7,604
Dividends		963	869
Subordinated liabilities		748	1,693
Redemption of own equity instruments		0	0
Acquisition of own equity instruments		1,723	1,173
Other payments related to financing activities		1,189	3,869
Proceeds		2,265	481
Subordinated liabilities		1,654	113
Issuance of own equity instruments		0	0
Disposal of own equity instruments		467	360
Other proceeds related to financing activities		144	8
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES		1,224	1,976
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS		(15,527)	587
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		223,073	210,689
CASH AND CASH EQUIVALENTS AT END OF PERIOD		207,546	211,276
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash		8,195	8,568
Cash equivalents at central banks		186,134	191,065
Other financial assets		13,217	11,643
Less: Bank overdrafts refundable on demand
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD		207,546	211,276
In which: restricted cash		€ 0	€ 0

[1]	See impact of IFRS 17 as at 31 of December 2022 (see Note 1.b).